Taxation (Details) - CNY (¥)	12 Months Ended			24 Months Ended		36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 1,464,587,000	¥ 1,417,150,000	¥ 895,725,000
Earnings per share effect, basic (in CNY per share)	¥ 0.45	¥ 0.43	¥ 0.27
Earnings per share effect, diluted (in CNY per share)	¥ 0.44	¥ 0.43	¥ 0.27
Cayman Islands
Income taxes
Withholding tax amount	¥ 0			¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0			¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%
PRC | NetEase Beijing | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Boguan | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Boguan | Key Software Enterprise
Income taxes
Preferential tax rate					10.00%
PRC | NetEase Hangzhou | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | NetEase Hangzhou | Key Software Enterprise
Income taxes
Preferential tax rate					10.00%
PRC | Media Beijing | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Media Beijing | Key Software Enterprise
Income taxes
Preferential tax rate					10.00%
PRC | Hangzhou Langhe | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Wangyibao | HNTEs
Income taxes
Preferential tax rate				15.00%
PRC | Wangyibao | Software Enterprises
Income taxes
Percentage of tax reduction								50.00%
PRC | Lede Technology | Software Enterprises
Income taxes
Percentage of tax reduction							50.00%
PRC | Tianjin Technology | Software Enterprises
Income taxes
Percentage of tax reduction						50.00%
PRC | StormNet IT SH
Income taxes
Income tax rate (as a percent)	25.00%	25.00%